Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Attributable to Parent [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
STOCKHOLDERS' EQUITY
Preferred Stock
We are authorized to issue 50 million shares of preferred stock in one or more series and to fix the powers, designations, preferences and relative participating, option or other rights thereof, including dividend rights, conversion rights, voting rights, redemption terms, liquidation preferences and the number of shares constituting any series, without any further vote or action by our stockholders. As of December 31, 2012 and 2011, we had no shares of preferred stock issued or outstanding.
Common Stock
We are authorized to issue 2.0 billion shares of common stock, $0.01 par value per share. Holders of common stock are entitled to one vote per share. Holders of common stock are entitled to receive dividends, if and when declared by the Board of Directors, and to share ratably in our assets legally available for distribution to our stockholders in the event of liquidation. Holders of common stock have no preemptive, subscription, redemption, or conversion rights. The holders of common stock do not have cumulative voting rights. The holders of a majority of the shares of common stock can elect all of the directors and can control our management and affairs.
In July 2011, our Board of Directors approved a share repurchase program authorizing the repurchase of up to $1.0 billion in shares of our common stock and re-approved approximately 37 million shares remaining under a previous share repurchase program. Throughout 2012, we repurchased approximately 105 million shares of our common stock for approximately $600 million. During 2011, we repurchased approximately 82 million shares of our common stock for approximately $492 million and did not repurchase any shares of our common stock in 2010. As of December 31, 2012, we had completed our share repurchase program authorized in 2011 and had remaining 21 million shares authorized under our previous share repurchase programs. Repurchased shares are available for reissuance under our equity incentive plans and for general corporate purposes, including acquisitions. There were approximately 187 million shares in treasury as of December 31, 2012 and 82 million shares in treasury as of December 31, 2011.

On January 25, 2013, our Board of Directors approved a new stock repurchase program authorizing the repurchase of up to $1.0 billion of our common stock.